Financial Instruments - Credit Risk - Trade receivables net of the bad debt provision by ageing (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit risk
Total gross carrying amount	€ 289,698	€ 305,904
Allowance account for credit losses of financial assets	(20,531)	(19,706)	€ (17,987)	€ (13,210)
Trade receivables	€ 269,167	€ 286,198
Not matured
Credit risk
ECL Rate	0.19%	0.19%
Total gross carrying amount	€ 180,448	€ 224,476
Allowance account for credit losses of financial assets	(335)	(35)
Trade receivables	€ 180,113	€ 224,441
Less than 1 month
Credit risk
ECL Rate	0.19%	0.19%
Total gross carrying amount	€ 52,310	€ 41,145
Allowance account for credit losses of financial assets	(92)	(7,476)
Trade receivables	€ 52,218	€ 33,669
Past due 31-60 days
Credit risk
ECL Rate	0.62%	0.62%
Total gross carrying amount	€ 11,125	€ 12,904
Allowance account for credit losses of financial assets	(67)	(3)
Trade receivables	€ 11,058	€ 12,901
Past due 61-90 days
Credit risk
ECL Rate	2.03%	2.03%
Total gross carrying amount	€ 10,729	€ 715
Allowance account for credit losses of financial assets	(208)	(8)
Trade receivables	€ 10,521	€ 707
Past due 91-180 days
Credit risk
ECL Rate	3.01%	3.01%
Total gross carrying amount	€ 12,158	€ 4,293
Allowance account for credit losses of financial assets	(353)	(35)
Trade receivables	€ 11,805	€ 4,258
6 - 12 months
Credit risk
ECL Rate	8.52%	8.52%
Total gross carrying amount	€ 4,158	€ 7,468
Allowance account for credit losses of financial assets	(1,222)	(2,110)
Trade receivables	€ 2,936	€ 5,358
More than one year
Credit risk
ECL Rate	100.00%	100.00%
Total gross carrying amount	€ 7,549	€ 7,260
Allowance account for credit losses of financial assets	(7,033)	(2,971)
Trade receivables	516	4,289
Customers with Objective Evidence of Impairment [Member]
Credit risk
Total gross carrying amount	11,221	7,643
Allowance account for credit losses of financial assets	€ (11,221)	(7,068)
Trade receivables		€ 575